Share capital	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share capital
12.	Share capital
The authorised share capital of the Parent Company consists of 62,202 shares at 31 December 2021 (31 December 2020: 62,202 shares) of no par value.

12.1	Authorised and issued share capital

	At 31 December
	2021		2020
	Authorised	Issued	Authorised	Issued

Common A shares	15,000	12,666	15,000	12,666
Common B shares	3,936	552	3,936	552
Class A shares	5,555	5,555	5,555	5,555
Class B shares	7,756	7,756	7,756	7,756
Class C shares	8,186	8,186	8,186	8,186
Class D shares	14,799	14,799	14,799	14,799

Class D-1 shares	6,970	6,970	6,970	6,970

	62,202	56,484	62,202	56,484

12.2	Rights of share classes
Common Shares A and Common Shares B are ordinary shares, with the exception that Common Shares B are non-voting.
Class A, Class B, Class C, Class D, and
Class D-1
shares are preferred shares that are (i) convertible into Common Shares A at the respective Conversion Ratio at any time, (ii) have a liquidation preference, and (iii) have the right to participate in non-liquidation
asset distribution events.
The holders of Class A, Class B, Class C, Class D and
Class D-1
convertible preference shares may convert their shares into common share A at any time following the date of issuance at the then applicable conversion rate. The current conversion rate for all classes of preference shares is 1:1.
Any of the following shall be treated as a liquidation event of the Company: (i) the liquidation, dissolution or winding up of the Company or any of its subsidiaries; (ii) a Merger or consolidation (in which members of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring Company) and a sales, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

12.3	Movement in share capital, subscribed and paid-up capital

	Number of shares	Total value in USD

Balance as at 1 January 2020	49,514	62,504,145
Issuance of shares – Class D-1	6,970	26,377,572

Balance as at 31 December 2020	56,484	88,881,717

Balance as at 31 December 2021	56,484	88,881,717